Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 13, 2023
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001633061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 13, 2023
Prospectus Date	rr_ProspectusDate	Nov. 13, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amplify Samsung SOFR ETF | Amplify Samsung SOFR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SOF